EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jan. 31, 2024
Exploration And Evaluation Assets
SCHEDULE OF EXPLORATION AND EVALUATION ASSETS

Exploration and evaluation assets at January 31, 2024

	January 31, 2023	Effect of foreign currency translation	January 31, 2024
Farellón Project
Farellón	$452,048	$(57,627)	$394,421
Quina	174,237	(22,212)	152,025
Exeter	176,966	(22,560)	154,406
Total costs	$803,251	$(102,399)	$700,852

Exploration and evaluation assets at January 31, 2023

	January 31, 2022	Changes during the year	Effect of foreign currency translation	January 31, 2023
Farellón Project
Farellón	$432,389	$-	$19,659	$452,048
Quina	166,660	-	7,577	174,237
Exeter	169,270	-	7,696	176,966
Sub-total, Farellón Project	768,319	-	34,932	803,251
Perth Project (1)	53,454	(55,885)	2,431	-
Total costs	$821,773	$(55,885)	$37,363	$803,251

(1)	As at January 31, 2023, the Company assessed its mineral properties for impairment in accordance with IFRS Accounting Standard 36. Since the Company has no immediate plans to explore or develop its Perth Project included within Carrizal Property, the Company impaired the Perth Property to $Nil.

SCHEDULE OF EXPLORATION COSTS

Exploration costs for the year ended January 31, 2024

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$10,301	$23,879	$2,018	$36,198
Assay costs	192	-	-	192
Camp costs (including meals and travel)	1,430	-	-	1,430
Total exploration costs	$11,923	$23,879	$2,018	$37,820

Exploration costs for the year ended January 31, 2023

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$8,440	$19,596	$1,656	$29,692
Geology	82,931	-	-	82,931
Drilling	409,741	-	-	409,741
Equipment used	11,950	-	-	11,950
Camp costs (including meals and travel)	53,470	-	-	53,470
Assay costs	58,433	-	-	58,433
Value added tax on exploration costs	103,732	-	-	103,732
Total exploration costs	$728,697	$19,596	$1,656	$749,949

Exploration costs for the year ended January 31, 2022

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$24,321	$52,151	$10,716	$87,188
Geology	27,509	-	-	27,509
Drilling	150,222	-	-	150,222
Equipment used	5,754	-	-	5,754
Camp costs (including meals and travel)	30,938	-	-	30,938
Total exploration costs	$238,744	$52,151	$10,716	$301,611